Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
AUTOMATED SHARES (TICKER PTAXX)
CLASS R SHARES(TICKER PTRXX)
WEALTH SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)
CASH II SHARES (TICKER PCDXX)
CASH SERIES SHARES (TICKER PTSXX)
CAPITAL SHARES (TICKER PCCXX)
TRUST SHARES (TICKER PTTXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2016
Advisor Shares (Ticker PCVXX) of the Fund are effective with the SEC today, June 30, 2017. While the Advisor Shares are effective with the SEC, the Advisor Shares will not be offered to the public until a future date.
Please contact your financial intermediary or call 1-800-341-7400 for more information concerning the Advisor Shares.
June 30, 2017
Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453877 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.